Concentration of Risk (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Concentration of Risk [Line Items]
Revenue	RM 55,465,994	$ 13,167,002	RM 30,439,585	RM 90,344,588	$ 20,186,479	RM 148,053,973	RM 63,509,466
Total cost of sale	49,602,598	$ 11,775,097	28,212,121	84,102,118	$ 18,791,669	130,201,026	54,825,100
Customer Concentration [Member]
Concentration of Risk [Line Items]
Revenue	55,465,994		30,439,585	90,344,588		148,053,973	63,509,466
Vendor Concentration [Member]
Concentration of Risk [Line Items]
Total cost of sale	RM 49,602,598		RM 28,212,121	RM 84,102,118		RM 130,201,026	RM 54,825,100